Schedule I - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Stock compensation expense									$ 17,194	$ 13,281	$ 16,899
Net (loss) income	$ (302,434)	$ 7,514	$ 15,925	$ 224	$ 19,103	$ 26,704	$ 30,578	$ 3,154	(278,771)	79,539	58,300
Other comprehensive income (loss), net of tax:
Comprehensive (loss) income attributable to Ecovyst Inc.									(293,263)	101,421	14,885
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Stock compensation expense									25,200	18,225	19,464
Equity in net loss (income) from subsidiaries									253,571	(97,764)	(77,764)
Net (loss) income									(278,771)	79,539	58,300
Other comprehensive income (loss), net of tax:
Pension and postretirement benefits									1,938	2,430	(7,958)
Net gain (loss) from hedging activities									166	(2,665)	(330)
Foreign currency translation									(16,596)	22,117	(35,127)
Total other comprehensive (loss) income									(14,492)	21,882	(43,415)
Comprehensive (loss) income attributable to Ecovyst Inc.									$ (293,263)	$ 101,421	$ 14,885